Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Details of derivative instruments
The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2020:

	2021	2022	2023	Total

Forward – fuel oil:
Litres (thousands)	46,547	29,980	2,272	78,799
Average strike price	$0.25	$0.27	$0.29	$0.26

Forward – gas oil:
Litres (thousands)	43,274	27,842	2,146	73,262
Average strike price	$0.33	$0.34	$0.37	$0.33

Collars - fuel oil
Litres (thousand)	9,086	—	—	9,086
Average ceiling price	$0.26	$—	$—	$0.26
Average floor price	$0.39	$—	$—	$0.39

Collars - diesel
Litres (thousand)	6,439	—	—	6,439
Average ceiling price	$0.40	$—	$—	$0.40
Average floor price	$0.57	$—	$—	$0.57